                   FIRST METLIFE INVESTORS INSURANCE COMPANY
              FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE


                          SUPPLEMENT DATED MAY 1, 2016
                                       TO
               PROSPECTUS DATED APRIL 30, 2012 (AS SUPPLEMENTED)


This supplement revises information in the prospectus dated April 30, 2012 (as supplemented) for the Marquis Portfolios variable annuity contracts issued by First MetLife Investors Insurance Company ("we," "us," or "our"). This supplement should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of the prospectus, write to us at 11225 North Community House Road, Charlotte, NC 28277 or call us at (800) 343-8496 to request a free copy. Upon request, financial statements for First MetLife Investors Insurance Company will be sent to you without charge.


1. HIGHLIGHTS


In the "HIGHLIGHTS" section, add the following disclosure to the last paragraph:


      There is no death benefit during the Income Phase, however, depending on the Annuity Option you elect, any remaining guarantee (i.e., cash refund amount or guaranteed Annuity Payments) will be paid to your Beneficiary(ies) (see "Annuity Payments (The Income Phase)" for more information).


2. ANNUITY PAYMENTS (THE INCOME PHASE)


In the "ANNUITY PAYMENTS (THE INCOME PHASE)" section, replace the "Fixed Annuity Payments" paragraph with the following:


      FIXED ANNUITY PAYMENTS


      The Adjusted Contract Value (defined above under "Variable Annuity Payments") is determined on the annuity calculation date, which is a Business Day no more than five (5) Business Days before the Annuity Date. This value will be used to determine a fixed Annuity Payment. The Annuity Payment will be based upon the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase. If, as of the annuity calculation date, the then current Annuity Option rates applicable to this class of contracts provide an Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made. You may not make a transfer from the fixed Annuity Option to the variable Annuity Option.


3. OTHER INFORMATION


In the "OTHER INFORMATION" section under "First MetLife Investors," add the following paragraph:


      On January 12, 2016, MetLife, Inc. announced its plan to pursue the separation of a substantial portion of its retail segment and is currently evaluating structural alternatives

                                                                    SUPP-NYMQ516
      for such a separation. Any separation transaction that might occur will be subject to the satisfaction of various conditions and approvals, including approval of any transaction by the MetLife, Inc. Board of Directors, satisfaction of any applicable requirements of the SEC, and receipt of insurance and other regulatory approvals and other anticipated conditions. Because the form of a separation has not yet been set, MetLife, Inc. cannot currently provide a specific potential completion date or information about the potential impact on the financial strength of any company that issues variable insurance products. No assurance can be given regarding the form that a separation transaction may take or the specific terms thereof, or that a separation will in fact occur. However, any separation transaction will not affect the terms or conditions of your variable contract, and First MetLife Investors Insurance Company will remain fully responsible for its respective contractual obligations to variable contract owners.


In the "OTHER INFORMATION" section under "Requests and Elections," the fax number is changed to (877) 547-9666 and metlifeinvestors.com is replaced with metlife.com.


4. INVESTMENT PORTFOLIO EXPENSES TABLE


Replace the Investment Portfolio Expenses Table in the prospectus with the Investment Portfolio Fees and Expenses Table attached to this prospectus supplement.


5. INVESTMENT OPTIONS


Replace the list of Investment Portfolios and Investment Portfolio investment adviser information in the "INVESTMENT OPTIONS" section of the prospectus with the list of Investment Portfolios and Investment Portfolio investment adviser information attached to this prospectus supplement.


6. APPENDIX A


Add the following to the end of Appendix A:


      Effective as of May 1, 2016:


      o Met Investors Series Trust: Pioneer Fund Portfolio (Class A) merged into Metropolitan Series Fund: Met/Wellington Core Equity Opportunities Portfolio (Class A); and


      o  Met Investors Series Trust: Pioneer Strategic Income Portfolio (Class
         E) merged into Metropolitan Series Fund: Western Asset Management Strategic Bond Opportunities Portfolio (Class E).


7. APPENDIX B


Replace Appendix B with the Appendix B attached to this prospectus supplement.



        THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE


                                                        Telephone: 800-343-8496

INVESTMENT PORTFOLIO FEES AND EXPENSES

(as a percentage of average daily net assets)

The following table is a summary. For more complete information on Investment Portfolio fees and expenses, please refer to the prospectus for each Investment Portfolio.



                                                          DISTRIBUTION
                                                             AND/OR
                                             MANAGEMENT      SERVICE       OTHER
INVESTMENT PORTFOLIO                             FEE      (12B-1) FEES   EXPENSES
------------------------------------------- ------------ -------------- ----------
AMERICAN FUNDS INSURANCE SERIES(R)
 American Funds Global Growth Fund              0.52%         0.25%       0.03%

 American Funds Growth Fund                    0.33%         0.25%        0.02%

 American Funds Growth-Income Fund              0.27%         0.25%       0.02%

FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST
 Templeton Foreign VIP Fund                     0.75%         0.25%       0.03%

LEGG MASON PARTNERS VARIABLE EQUITY
 TRUST
 ClearBridge Variable Appreciation              0.69%          --         0.05%
  Portfolio

 ClearBridge Variable Large Cap Value          0.65%          --          0.06%
  Portfolio

 ClearBridge Variable Small Cap Growth          0.75%          --         0.07%
  Portfolio

LEGG MASON PARTNERS VARIABLE
 INCOME TRUST
 Western Asset Variable Global High Yield       0.70%          --         0.10%
  Bond Portfolio

MET INVESTORS SERIES TRUST
 BlackRock High Yield Portfolio                 0.60%          --         0.07%

 Clarion Global Real Estate Portfolio          0.60%         0.25%        0.04%

 ClearBridge Aggressive Growth Portfolio        0.55%         0.25%       0.02%

 Harris Oakmark International Portfolio        0.77%          --          0.06%

 Invesco Comstock Portfolio                     0.56%         0.25%       0.02%

 Invesco Mid Cap Value Portfolio               0.64%         0.25%        0.04%

 Invesco Small Cap Growth Portfolio             0.85%          --         0.02%

 JPMorgan Small Cap Value Portfolio            0.77%          --          0.05%

 Met/Aberdeen Emerging Markets Equity           0.88%         0.25%       0.14%
  Portfolio

 Met/Eaton Vance Floating Rate Portfolio       0.60%         0.25%        0.07%

 Met/Wellington Large Cap Research              0.56%         0.15%       0.03%
  Portfolio

 MetLife Small Cap Value Portfolio             0.75%         0.25%        0.02%

 MFS(R) Research International Portfolio        0.69%         0.25%       0.07%

 Morgan Stanley Mid Cap Growth                 0.65%         0.25%        0.03%
  Portfolio

 Oppenheimer Global Equity Portfolio            0.66%         0.25%       0.05%

 PIMCO Inflation Protected Bond                0.47%         0.25%        0.15%
  Portfolio

 PIMCO Total Return Portfolio                   0.48%         0.25%       0.04%

 T. Rowe Price Large Cap Value Portfolio       0.57%         0.25%        0.02%

 METROPOLITAN SERIES FUND
 BlackRock Bond Income Portfolio               0.32%         0.15%        0.04%

 BlackRock Capital Appreciation Portfolio       0.69%          --         0.02%




                                              ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                             FUND FEES     ANNUAL        AND/OR       ANNUAL
                                                AND      OPERATING      EXPENSE      OPERATING
INVESTMENT PORTFOLIO                          EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
------------------------------------------- ----------- ----------- --------------- ----------
AMERICAN FUNDS INSURANCE SERIES(R)
 American Funds Global Growth Fund               --        0.80%           --          0.80%

 American Funds Growth Fund                     --        0.60%           --          0.60%

 American Funds Growth-Income Fund               --        0.54%           --          0.54%

FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST
 Templeton Foreign VIP Fund                      --        1.03%           --          1.03%

LEGG MASON PARTNERS VARIABLE EQUITY
 TRUST
 ClearBridge Variable Appreciation               --        0.74%         0.00%         0.74%
  Portfolio

 ClearBridge Variable Large Cap Value           --        0.71%         0.00%         0.71%
  Portfolio

 ClearBridge Variable Small Cap Growth           --        0.82%         0.00%         0.82%
  Portfolio

LEGG MASON PARTNERS VARIABLE
 INCOME TRUST
 Western Asset Variable Global High Yield        --        0.80%         0.00%         0.80%
  Bond Portfolio

MET INVESTORS SERIES TRUST
 BlackRock High Yield Portfolio                0.06%       0.73%           --          0.73%

 Clarion Global Real Estate Portfolio           --        0.89%           --          0.89%

 ClearBridge Aggressive Growth Portfolio         --        0.82%         0.00%         0.82%

 Harris Oakmark International Portfolio         --        0.83%         0.02%         0.81%

 Invesco Comstock Portfolio                      --        0.83%         0.02%         0.81%

 Invesco Mid Cap Value Portfolio              0.08%       1.01%         0.02%         0.99%

 Invesco Small Cap Growth Portfolio              --        0.87%         0.02%         0.85%

 JPMorgan Small Cap Value Portfolio             --        0.82%         0.09%         0.73%

 Met/Aberdeen Emerging Markets Equity            --        1.27%         0.05%         1.22%
  Portfolio

 Met/Eaton Vance Floating Rate Portfolio        --        0.92%           --          0.92%

 Met/Wellington Large Cap Research               --        0.74%         0.04%         0.70%
  Portfolio

 MetLife Small Cap Value Portfolio            0.07%       1.09%         0.00%         1.09%

 MFS(R) Research International Portfolio         --        1.01%         0.06%         0.95%

 Morgan Stanley Mid Cap Growth                  --        0.93%         0.01%         0.92%
  Portfolio

 Oppenheimer Global Equity Portfolio             --        0.96%         0.08%         0.88%

 PIMCO Inflation Protected Bond                 --        0.87%         0.01%         0.86%
  Portfolio

 PIMCO Total Return Portfolio                    --        0.77%         0.04%         0.73%

 T. Rowe Price Large Cap Value Portfolio        --        0.84%           --          0.84%

 METROPOLITAN SERIES FUND
 BlackRock Bond Income Portfolio                --        0.51%         0.00%         0.51%

 BlackRock Capital Appreciation Portfolio        --        0.71%         0.05%         0.66%


                                                        DISTRIBUTION
                                                           AND/OR
                                           MANAGEMENT      SERVICE       OTHER
INVESTMENT PORTFOLIO                           FEE      (12B-1) FEES   EXPENSES
----------------------------------------- ------------ -------------- ----------
 BlackRock Ultra-Short Term Bond             0.34%         0.15%        0.03%
  Portfolio

 Jennison Growth Portfolio                    0.60%         0.25%       0.02%

 Loomis Sayles Small Cap Core Portfolio      0.90%         0.25%        0.06%

 Met/Dimensional International Small          0.81%         0.25%       0.14%
  Company Portfolio

 Met/Wellington Core Equity                  0.70%          --          0.02%
  Opportunities Portfolio

 MFS(R) Total Return Portfolio                0.55%         0.20%       0.05%

 MFS(R) Value Portfolio                      0.70%          --          0.02%

 Neuberger Berman Genesis Portfolio           0.81%         0.25%       0.03%

 Western Asset Management Strategic          0.59%         0.15%        0.04%
  Bond Opportunities Portfolio

 Western Asset Management                     0.47%          --         0.02%
  U.S. Government Portfolio




                                            ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                           FUND FEES     ANNUAL        AND/OR        ANNUAL
                                              AND      OPERATING      EXPENSE      OPERATING
INVESTMENT PORTFOLIO                        EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
----------------------------------------- ----------- ----------- --------------- -----------
 BlackRock Ultra-Short Term Bond              --        0.52%         0.02%         0.50%
  Portfolio

 Jennison Growth Portfolio                     --        0.87%         0.08%         0.79%

 Loomis Sayles Small Cap Core Portfolio     0.04%       1.25%         0.08%         1.17%

 Met/Dimensional International Small           --        1.20%         0.01%         1.19%
  Company Portfolio

 Met/Wellington Core Equity                   --        0.72%         0.12%         0.60%
  Opportunities Portfolio

 MFS(R) Total Return Portfolio                 --        0.80%           --          0.80%

 MFS(R) Value Portfolio                       --        0.72%         0.14%         0.58%

 Neuberger Berman Genesis Portfolio            --        1.09%         0.01%         1.08%

 Western Asset Management Strategic           --        0.78%         0.04%         0.74%
  Bond Opportunities Portfolio

 Western Asset Management                      --        0.49%         0.01%         0.48%

  U.S. Government Portfolio


The information shown in the table above was provided by the Investment Portfolios and we have not independently verified that information. Net Total Annual Operating Expenses shown in the table reflect any current fee waiver or expense reimbursement arrangement that will remain in effect for a period of at least one year from the date of the Investment Portfolio's 2016 prospectus. "0.00%" in the Fee Waiver and/or Expense Reimbursement column indicates that there is such an arrangement in effect for the Investment Portfolio, but that the expenses of the Investment Portfolio are below the level that would trigger the waiver or reimbursement. Fee waiver and expense reimbursement arrangements with a duration of less than one year, or arrangements that may be terminated without the consent of the Investment Portfolio's board of directors or trustees, are not shown.

INVESTMENT OPTIONS


AMERICAN FUNDS INSURANCE SERIES(R) (CLASS 2)

American Funds Insurance Series(R) is a mutual fund with multiple portfolios. Capital Research and Management Company is the investment adviser to each portfolio. The following portfolios are available under the contract:


     American Funds Global Growth Fund

     American Funds Growth Fund

     American Funds Growth-Income Fund



FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2)

Franklin Templeton Variable Insurance Products Trust is a mutual fund with multiple portfolios. Templeton Investment Counsel, LLC is the investment adviser to each portfolio. The following portfolio is available under the contract:


     Templeton Foreign VIP Fund



LEGG MASON PARTNERS VARIABLE EQUITY TRUST (CLASS I)

Legg Mason Partners Variable Equity Trust is a mutual fund with multiple portfolios. Legg Mason Partners Fund Advisor, LLC is the investment adviser to each portfolio. Legg Mason Partners Fund Advisor, LLC has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:


     ClearBridge Variable Appreciation Portfolio

     ClearBridge Variable Large Cap Value Portfolio

     ClearBridge Variable Small Cap Growth Portfolio



LEGG MASON PARTNERS VARIABLE INCOME TRUST (CLASS I)

Legg Mason Partners Variable Income Trust is a mutual fund with multiple portfolios. Legg Mason Partners Fund Advisor, LLC is the investment adviser to the each portfolio. Legg Mason Partners Fund Advisor, LLC has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolio is available under the contract:


     Western Asset Variable Global High Yield Bond Portfolio



MET INVESTORS SERIES TRUST

Met Investors Series Trust is a mutual fund with multiple portfolios. MetLife Advisers, LLC (MetLife Advisers) is the investment manager of Met Investors Series Trust. MetLife Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:


     BlackRock High Yield Portfolio (Class A)

     Clarion Global Real Estate Portfolio (Class B)

     ClearBridge Aggressive Growth Portfolio (Class B)

     Harris Oakmark International Portfolio (Class A)

     Invesco Comstock Portfolio (Class B)

     Invesco Mid Cap Value Portfolio (Class B)

     Invesco Small Cap Growth Portfolio (Class A)

     JPMorgan Small Cap Value Portfolio (Class A)

     Met/Aberdeen Emerging Markets Equity Portfolio (Class B) (formerly MFS(R) Emerging Markets Equity Portfolio)

     Met/Eaton Vance Floating Rate Portfolio (Class B)

     Met/Wellington Large Cap Research Portfolio (Class E) (formerly WMC Large Cap Research Portfolio)

     MetLife Small Cap Value Portfolio (Class B)

     MFS(R) Research International Portfolio (Class B)

     Morgan Stanley Mid Cap Growth Portfolio (Class B)

     Oppenheimer Global Equity Portfolio (Class B)

     PIMCO Inflation Protected Bond Portfolio (Class B)

     PIMCO Total Return Portfolio (Class B)

     T. Rowe Price Large Cap Value Portfolio (Class B)

METROPOLITAN SERIES FUND

Metropolitan Series Fund is a mutual fund with multiple portfolios. MetLife Advisers is the investment adviser to the portfolios. MetLife Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers. The following portfolios are available under the contract:


     BlackRock Bond Income Portfolio (Class E)

     BlackRock Capital Appreciation Portfolio (Class A)

     BlackRock Ultra-Short Term Bond Portfolio (Class E) (formerly BlackRock Money Market Portfolio)

     Jennison Growth Portfolio (Class B)

     Loomis Sayles Small Cap Core Portfolio (Class B)

     Met/Dimensional International Small Company Portfolio (Class B)

     Met/Wellington Core Equity Opportunities Portfolio (Class A) (formerly WMC Core Equity Opportunities Portfolio)

     MFS(R) Total Return Portfolio (Class F)

     MFS(R) Value Portfolio (Class A)

     Neuberger Berman Genesis Portfolio (Class B)

     Western Asset Management Strategic Bond Opportunities Portfolio (Class E)

     Western Asset Management U.S. Government Portfolio (Class A)

APPENDIX B

PARTICIPATING INVESTMENT PORTFOLIOS


Below are the advisers and subadvisers and investment objectives of each Investment Portfolio available under the contract. The fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.



            INVESTMENT PORTFOLIO                           INVESTMENT OBJECTIVE
-------------------------------------------- ------------------------------------------------
 AMERICAN FUNDS INSURANCE SERIES(R)
 (CLASS 2)

 American Funds Global Growth Fund           Seeks long-term growth of capital.
 American Funds Growth Fund                  Seeks growth of capital.
 American Funds Growth-Income Fund           Seeks long-term growth of capital and
                                             income.
 FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST (CLASS 2)

 Templeton Foreign VIP Fund                  Seeks long-term capital growth.
 LEGG MASON PARTNERS VARIABLE
 EQUITY TRUST (CLASS I)

 ClearBridge Variable Appreciation           Seeks long-term capital appreciation.
 Portfolio
 ClearBridge Variable Large Cap Value        Seeks long-term growth of capital. Current
 Portfolio                                   income is a secondary objective.
 ClearBridge Variable Small Cap Growth       Seeks long-term growth of capital.
 Portfolio
 LEGG MASON PARTNERS VARIABLE
 INCOME TRUST (CLASS I)

 Western Asset Variable Global High Yield    Seeks to maximize total return.
 Bond Portfolio
 MET INVESTORS SERIES TRUST

 BlackRock High Yield Portfolio (Class A)    Seeks to maximize total return, consistent
                                             with income generation and prudent
                                             investment management.
 Clarion Global Real Estate Portfolio        Seeks total return through investment in real
 (Class B)                                   estate securities, emphasizing both capital
                                             appreciation and current income.
 ClearBridge Aggressive Growth Portfolio     Seeks capital appreciation.
 (Class B)
 Harris Oakmark International Portfolio      Seeks long-term capital appreciation.
 (Class A)
 Invesco Comstock Portfolio (Class B)        Seeks capital growth and income.
 Invesco Mid Cap Value Portfolio (Class B)   Seeks high total return by investing in equity
                                             securities of mid-sized companies.
 Invesco Small Cap Growth Portfolio          Seeks long-term growth of capital.
 (Class A)
 JPMorgan Small Cap Value Portfolio          Seeks long-term capital growth.
 (Class A)
 Met/Aberdeen Emerging Markets Equity        Seeks capital appreciation.
 Portfolio (Class B) (formerly MFS(R)
 Emerging Markets Equity Portfolio)



            INVESTMENT PORTFOLIO                   INVESTMENT ADVISER/SUBADVISER
-------------------------------------------- -----------------------------------------
 AMERICAN FUNDS INSURANCE SERIES(R)
 (CLASS 2)

 American Funds Global Growth Fund           Capital Research and Management
                                             Company
 American Funds Growth Fund                  Capital Research and Management
                                             Company
 American Funds Growth-Income Fund           Capital Research and Management
                                             Company
 FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST (CLASS 2)

 Templeton Foreign VIP Fund                  Templeton Investment Counsel, LLC
 LEGG MASON PARTNERS VARIABLE
 EQUITY TRUST (CLASS I)

 ClearBridge Variable Appreciation           Legg Mason Partners Fund Advisor, LLC
 Portfolio                                   Subadviser: ClearBridge Investments, LLC
 ClearBridge Variable Large Cap Value        Legg Mason Partners Fund Advisor, LLC
 Portfolio                                   Subadviser: ClearBridge Investments, LLC
 ClearBridge Variable Small Cap Growth       Legg Mason Partners Fund Advisor, LLC
 Portfolio                                   Subadviser: ClearBridge Investments, LLC
 LEGG MASON PARTNERS VARIABLE
 INCOME TRUST (CLASS I)

 Western Asset Variable Global High Yield    Legg Mason Partners Fund Advisor, LLC
 Bond Portfolio                              Subadvisers: Western Asset Management
                                             Company; Western Asset Management
                                             Company Limited; Western Asset
                                             Management Company Pte. Ltd.
 MET INVESTORS SERIES TRUST

 BlackRock High Yield Portfolio (Class A)    MetLife Advisers, LLC
                                             Subadviser: BlackRock Financial
                                             Management, Inc.
 Clarion Global Real Estate Portfolio        MetLife Advisers, LLC
 (Class B)                                   Subadviser: CBRE Clarion Securities LLC
 ClearBridge Aggressive Growth Portfolio     MetLife Advisers, LLC
 (Class B)                                   Subadviser: ClearBridge Investments, LLC
 Harris Oakmark International Portfolio      MetLife Advisers, LLC
 (Class A)                                   Subadviser: Harris Associates L.P.
 Invesco Comstock Portfolio (Class B)        MetLife Advisers, LLC
                                             Subadviser: Invesco Advisers, Inc.
 Invesco Mid Cap Value Portfolio (Class B)   MetLife Advisers, LLC
                                             Subadviser: Invesco Advisers, Inc.
 Invesco Small Cap Growth Portfolio          MetLife Advisers, LLC
 (Class A)                                   Subadviser: Invesco Advisers, Inc.
 JPMorgan Small Cap Value Portfolio          MetLife Advisers, LLC
 (Class A)                                   Subadviser: J.P. Morgan Investment
                                             Management Inc.
 Met/Aberdeen Emerging Markets Equity        MetLife Advisers, LLC
 Portfolio (Class B) (formerly MFS(R)        Subadviser: Aberdeen Asset Managers
 Emerging Markets Equity Portfolio)          Limited

            INVESTMENT PORTFOLIO                           INVESTMENT OBJECTIVE
------------------------------------------- -------------------------------------------------
 Met/Eaton Vance Floating Rate Portfolio    Seeks a high level of current income.
 (Class B)
 Met/Wellington Large Cap Research          Seeks long-term capital appreciation.
 Portfolio (Class E) (formerly WMC Large
 Cap Research Portfolio)
 MetLife Small Cap Value Portfolio          Seeks long-term capital appreciation.
 (Class B)
 MFS(R) Research International Portfolio    Seeks capital appreciation.
 (Class B)
 Morgan Stanley Mid Cap Growth              Seeks capital appreciation.
 Portfolio (Class B)
 Oppenheimer Global Equity Portfolio        Seeks capital appreciation.
 (Class B)
 PIMCO Inflation Protected Bond Portfolio   Seeks maximum real return, consistent with
 (Class B)                                  preservation of capital and prudent
                                            investment management.
 PIMCO Total Return Portfolio (Class B)     Seeks maximum total return, consistent with
                                            the preservation of capital and prudent
                                            investment management.
 T. Rowe Price Large Cap Value Portfolio    Seeks long-term capital appreciation by
 (Class B)                                  investing in common stocks believed to be
                                            undervalued. Income is a secondary
                                            objective.
 METROPOLITAN SERIES FUND

 BlackRock Bond Income Portfolio            Seeks a competitive total return primarily
 (Class E)                                  from investing in fixed-income securities.
 BlackRock Capital Appreciation Portfolio   Seeks long-term growth of capital.
 (Class A)
 BlackRock Ultra-Short Term Bond            Seeks a high level of current income
 Portfolio (Class E) (formerly BlackRock    consistent with preservation of capital.
 Money Market Portfolio)
 Jennison Growth Portfolio (Class B)        Seeks long-term growth of capital.
 Loomis Sayles Small Cap Core Portfolio     Seeks long-term capital growth from
 (Class B)                                  investments in common stocks or other
                                            equity securities.
 Met/Dimensional International Small        Seeks long-term capital appreciation.
 Company Portfolio (Class B)
 Met/Wellington Core Equity                 Seeks to provide a growing stream of income
 Opportunities Portfolio (Class A)          over time and, secondarily, long-term capital
 (formerly WMC Core Equity                  appreciation and current income.
 Opportunities Portfolio)
 MFS(R) Total Return Portfolio (Class F)    Seeks a favorable total return through
                                            investment in a diversified portfolio.
 MFS(R) Value Portfolio (Class A)           Seeks capital appreciation.
 Neuberger Berman Genesis Portfolio         Seeks high total return, consisting principally
 (Class B)                                  of capital appreciation.
 Western Asset Management Strategic Bond    Seeks to maximize total return consistent
 Opportunities Portfolio (Class E)          with preservation of capital.
 Western Asset Management                   Seeks to maximize total return consistent
 U.S. Government Portfolio (Class A)        with preservation of capital and maintenance
                                            of liquidity.



            INVESTMENT PORTFOLIO                    INVESTMENT ADVISER/SUBADVISER
------------------------------------------- ---------------------------------------------
 Met/Eaton Vance Floating Rate Portfolio    MetLife Advisers, LLC
 (Class B)                                  Subadviser: Eaton Vance Management
 Met/Wellington Large Cap Research          MetLife Advisers, LLC
 Portfolio (Class E) (formerly WMC Large    Subadviser: Wellington Management
 Cap Research Portfolio)                    Company LLP
 MetLife Small Cap Value Portfolio          MetLife Advisers, LLC
 (Class B)                                  Subadvisers: Delaware Investments Fund
                                            Advisers; Wells Capital Management
                                            Incorporated
 MFS(R) Research International Portfolio    MetLife Advisers, LLC
 (Class B)                                  Subadviser: Massachusetts Financial Services
                                            Company
 Morgan Stanley Mid Cap Growth              MetLife Advisers, LLC
 Portfolio (Class B)                        Subadviser: Morgan Stanley Investment
                                            Management Inc.
 Oppenheimer Global Equity Portfolio        MetLife Advisers, LLC
 (Class B)                                  Subadviser: OppenheimerFunds, Inc.
 PIMCO Inflation Protected Bond Portfolio   MetLife Advisers, LLC
 (Class B)                                  Subadviser: Pacific Investment Management
                                            Company LLC
 PIMCO Total Return Portfolio (Class B)     MetLife Advisers, LLC
                                            Subadviser: Pacific Investment Management
                                            Company LLC
 T. Rowe Price Large Cap Value Portfolio    MetLife Advisers, LLC
 (Class B)                                  Subadviser: T. Rowe Price Associates, Inc.
 METROPOLITAN SERIES FUND

 BlackRock Bond Income Portfolio            MetLife Advisers, LLC
 (Class E)                                  Subadviser: BlackRock Advisors, LLC
 BlackRock Capital Appreciation Portfolio   MetLife Advisers, LLC
 (Class A)                                  Subadviser: BlackRock Advisors, LLC
 BlackRock Ultra-Short Term Bond            MetLife Advisers, LLC
 Portfolio (Class E) (formerly BlackRock    Subadviser: BlackRock Advisors, LLC
 Money Market Portfolio)
 Jennison Growth Portfolio (Class B)        MetLife Advisers, LLC
                                            Subadviser: Jennison Associates LLC
 Loomis Sayles Small Cap Core Portfolio     MetLife Advisers, LLC
 (Class B)                                  Subadviser: Loomis, Sayles & Company, L.P.
 Met/Dimensional International Small        MetLife Advisers, LLC
 Company Portfolio (Class B)                Subadviser: Dimensional Fund Advisors LP
 Met/Wellington Core Equity                 MetLife Advisers, LLC
 Opportunities Portfolio (Class A)          Subadviser: Wellington Management
 (formerly WMC Core Equity                  Company LLP
 Opportunities Portfolio)
 MFS(R) Total Return Portfolio (Class F)    MetLife Advisers, LLC
                                            Subadviser: Massachusetts Financial Services
                                            Company
 MFS(R) Value Portfolio (Class A)           MetLife Advisers, LLC
                                            Subadviser: Massachusetts Financial Services
                                            Company
 Neuberger Berman Genesis Portfolio         MetLife Advisers, LLC
 (Class B)                                  Subadviser: Neuberger Berman Investment
                                            Advisers LLC
 Western Asset Management Strategic Bond    MetLife Advisers, LLC
 Opportunities Portfolio (Class E)          Subadviser: Western Asset Management
                                            Company
 Western Asset Management                   MetLife Advisers, LLC
 U.S. Government Portfolio (Class A)        Subadviser: Western Asset Management
                                            Company
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